UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01766

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments (unaudited)

As of December 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.2%)
U.S. Government Securities (6.6%)
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	164,950	162,698
	United States Treasury Note/Bond	2.250%	3/31/20	309,000	307,745
	United States Treasury Note/Bond	1.625%	6/30/20	280,795	277,021
	United States Treasury Note/Bond	2.875%	10/31/20	39,150	39,395
	United States Treasury Note/Bond	1.250%	3/31/21	43,000	41,858
	United States Treasury Note/Bond	2.875%	11/15/21	360,000	363,992
1	United States Treasury Note/Bond	2.125%	12/31/22	520,400	513,083
	United States Treasury Note/Bond	2.500%	3/31/23	18,000	18,000
	United States Treasury Note/Bond	2.625%	6/30/23	178,585	179,533
	United States Treasury Note/Bond	2.000%	2/15/25	160,450	155,210
1	United States Treasury Note/Bond	2.000%	8/15/25	19,780	19,072
	United States Treasury Note/Bond	2.250%	11/15/27	258,280	249,563
	United States Treasury Note/Bond	2.750%	2/15/28	67,280	67,648
	United States Treasury Note/Bond	2.875%	5/15/28	28,985	29,442
	United States Treasury Note/Bond	3.125%	11/15/28	199,470	207,012
	United States Treasury Note/Bond	2.875%	5/15/43	67,565	66,056
	United States Treasury Note/Bond	3.625%	2/15/44	63,950	70,995
	United States Treasury Note/Bond	3.375%	5/15/44	322,125	343,466
2	United States Treasury Note/Bond	2.875%	11/15/46	7,995	7,795
	United States Treasury Strip Principal	0.000%	5/15/47	179,000	75,445
	United States Treasury Strip Principal	0.000%	8/15/47	249,325	104,171
					3,299,200
Agency Notes (0.1%)
3	Tennessee Valley Authority	4.625%	9/15/60	19,800	24,060
					24,060
Conventional Mortgage-Backed Securities (1.1%)
4,5	Fannie Mae Pool	2.500%	8/1/27–10/1/28	5,016	4,911
4,5	Fannie Mae Pool	3.000%	10/1/46	83,868	81,810
4,5	Fannie Mae Pool	3.500%	9/1/47–11/1/48	484,966	484,952
4,5	Freddie Mac Gold Pool	4.000%	7/1/33	4	4
4	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	37	41
4	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	2,768	2,941
					574,659
Nonconventional Mortgage-Backed Securities (0.4%)
4,5	Fannie Mae REMICS	3.500%	4/25/31–10/25/56	63,940	65,046
4,5	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	13,145	13,572
4,5	Freddie Mac REMICS	3.000%	5/15/46	40,103	39,392
4,5	Freddie Mac REMICS	3.500%	3/15/31	4,084	4,173
4,5	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	71,739	74,883
					197,066
Total U.S. Government and Agency Obligations (Cost $4,084,088)					4,094,985
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
4,6	American Express Credit Account Master Trust	2.950%	3/15/23	61,000	61,009
4,6	American Tower Trust I	3.070%	3/15/23	32,900	32,337

4	AmeriCredit Automobile Receivables Trust 2016-3	2.240%	4/8/22	12,670	12,482
4,6,7	Ares XXIX CLO Ltd.	3.639%	4/17/26	25,362	25,327
4,6,7	Atlas Senior Loan Fund X Ltd.	3.526%	1/15/31	7,405	7,289
4,6,7	Avery Point IV CLO Ltd.	3.590%	4/25/26	25,349	25,286
4,6,7	Babson CLO Ltd. 2014-I	3.619%	7/20/25	3,414	3,408
6	Bank of Montreal	2.500%	1/11/22	122,300	120,513
4	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	10,415	10,479
4,6	Canadian Pacer Auto Receivables Trust 2018-2	2.547%	10/21/19	15,002	15,005
4,6	Canadian Pacer Auto Receivables Trust A Series 2018	3.270%	12/19/22	4,940	5,008
4,6	Canadian Pacer Auto Receiveable Trust A Series 2018	3.000%	6/21/21	8,696	8,717
4,6,8	CARDS II Trust	2.825%	4/18/22	18,300	18,299
4	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	35,130	35,175
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	20,455	20,689
4,6,7	Cent CLO	3.640%	10/25/28	16,895	16,851
4,6	Chesapeake Funding II LLC	3.390%	1/15/31	32,055	32,049
4,6	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	44,366	44,326
4,6	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	6,810	6,744
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,038
6	DNB Boligkreditt AS	2.500%	3/28/22	24,355	24,005
4,6	Enterprise Fleet Financing LLC	2.150%	3/20/19	2,198	2,194
4,6	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,225	3,203
4,6	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	4,118	4,095
4,6	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	30,060	29,921
4,6	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	18,860	18,946
4,6	Exeter Automobile Receivables Trust 2018-3	2.900%	1/18/22	9,537	9,529
4,6	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	10,250	10,134
4,6	Golden Credit Card Trust	1.980%	4/15/22	29,050	28,625
4,6	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	18,500	18,379
4,6	Hyundai Auto Lease Securitization Trust 2018-A	2.550%	8/17/20	17,820	17,783
4,6,7	Madison Park Funding XII Ltd.	3.729%	7/20/26	25,482	25,438
4,6,7	Madison Park Funding XIII Ltd.	3.400%	4/19/30	34,150	33,829
4,6,8	Master Credit Card Trust II Series 2018-1A	2.969%	7/21/24	36,965	36,987
4,6,8	Mercedes-Benz Master Owner Trust 2016-B	3.155%	5/17/21	13,575	13,597
6	National Australia Bank Ltd.	2.400%	12/7/21	75,600	74,401
4	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	15,895	15,969
4,6	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	23,260	23,644
4,6	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	35,475	35,509
4,6	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	27,630	27,462
4,6	OneMain Financial Issuance Trust 2016-1A	3.660%	2/20/29	12,215	12,237
4,6	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	6,005	6,023
4,6	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	12,784	12,592
4,6	Prestige Auto Receivables Trust	2.528%	10/15/19	2,614	2,614
4	Santander Drive Auto Receivables Trust 2018-5	2.970%	7/15/21	33,925	33,905
4	Santander Drive Auto Receivables Trust 2018-5	3.190%	3/15/22	6,540	6,558
4,6	Securitized Term Auto Receivables Trust 2018-1	2.400%	4/25/19	310	310
4,6	Securitized Term Auto Receivables Trust 2018-2	3.060%	2/25/21	17,465	17,468

4,6	Securitized Term Auto Receivables Trust 2018-2	3.325%	8/25/22	18,220	18,332
4,6,7	Seneca Park CLO Ltd. 2014-1	3.569%	7/17/26	19,074	19,027
4,6,9	SFAVE Commercial Mortgage Securities Trust 2015-5AVE	4.144%	1/5/43	22,000	20,684
4,6	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	16,137	16,103
4,6	Sofi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	30,817	30,867
4,6	Springleaf Funding Trust	3.160%	11/15/24	10,819	10,814
4,6	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,358
4,6,7	Symphony CLO XIV Ltd.	3.716%	7/14/26	35,894	35,901
4,6,7	Thacher Park CLO Ltd.	3.629%	10/20/26	16,115	16,069
6	Toronto-Dominion Bank	2.500%	1/18/22	77,500	76,450
4	Utility Debt Securitization Authority Series 2013T	3.435%	12/15/25	6,775	6,791
4,6	Vantage Data Centers Issuer LLC	4.072%	2/16/43	18,014	18,260
4	Verizon Owner Trust 2018-A	3.230%	4/20/23	20,670	20,776
4,6,7	Voya CLO 2014-1 Ltd.	3.435%	4/18/31	16,725	16,435
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,394,588)					1,388,255
Corporate Bonds (45.0%)
Finance (18.5%)
	Banking (15.0%)
6	ABN AMRO Bank NV	2.450%	6/4/20	20,406	20,117
	American Express Credit Corp.	2.250%	8/15/19	24,000	23,934
	American Express Credit Corp.	2.700%	3/3/22	83,055	81,010
	Banco Santander SA	3.125%	2/23/23	28,600	27,100
	Banco Santander SA	3.848%	4/12/23	17,000	16,516
	Bank of America Corp.	3.300%	1/11/23	18,875	18,593
4	Bank of America Corp.	2.816%	7/21/23	60,600	58,650
	Bank of America Corp.	4.100%	7/24/23	47,670	48,357
	Bank of America Corp.	3.004%	12/20/23	42,652	41,443
	Bank of America Corp.	4.125%	1/22/24	7,500	7,600
	Bank of America Corp.	4.000%	1/22/25	26,225	25,649
4	Bank of America Corp.	3.593%	7/21/28	37,995	35,965
	Bank of America Corp.	3.419%	12/20/28	48,603	45,424
4	Bank of America Corp.	4.271%	7/23/29	72,640	72,498
	Bank of America Corp.	6.110%	1/29/37	30,000	33,295
	Bank of America Corp.	5.875%	2/7/42	8,770	10,157
	Bank of America Corp.	5.000%	1/21/44	24,180	25,214
4	Bank of America Corp.	3.946%	1/23/49	5,290	4,733
10	Bank of Montreal	0.000%	1/3/19	44,845	32,843
	Bank of Montreal	2.375%	1/25/19	29,000	28,996
	Bank of Montreal	3.100%	4/13/21	46,940	46,919
	Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	49,931
	Bank of New York Mellon Corp.	2.150%	2/24/20	49,755	49,307
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	31,016
7	Bank of New York Mellon Corp.	3.570%	10/30/23	43,060	43,283
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	21,919
	Bank of Nova Scotia	2.450%	3/22/21	39,905	39,210
	Bank of Nova Scotia	2.800%	7/21/21	58,100	57,466
	Bank One Corp.	7.750%	7/15/25	25,000	29,887
6	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	37,429
	Barclays Bank plc	5.140%	10/14/20	7,935	8,034
7	Barclays plc	4.009%	5/16/24	36,710	34,834
	BB&T Corp.	5.250%	11/1/19	19,000	19,325
	BB&T Corp.	3.200%	9/3/21	25,210	25,294
	BB&T Corp.	3.700%	6/5/25	48,000	48,125
6	BNP Paribas SA	2.950%	5/23/22	4,365	4,198

	BNP Paribas SA	3.250%	3/3/23	4,190	4,102
6	BNP Paribas SA	3.800%	1/10/24	76,490	74,450
6	BNP Paribas SA	3.375%	1/9/25	61,070	57,312
6	BNP Paribas SA	3.500%	11/16/27	82,370	75,231
6	BNP Paribas SA	4.400%	8/14/28	57,800	56,224
	BPCE SA	2.500%	7/15/19	42,100	41,972
6	BPCE SA	5.700%	10/22/23	10,670	11,078
	BPCE SA	4.000%	4/15/24	25,885	26,108
6	BPCE SA	5.150%	7/21/24	37,185	37,330
6	BPCE SA	3.500%	10/23/27	64,900	59,308
	Branch Banking & Trust Co.	2.625%	1/15/22	61,500	60,324
7	Canadian Imperial Bank of Commerce	3.508%	6/16/22	57,790	57,278
	Capital One Financial Corp.	2.500%	5/12/20	27,000	26,635
	Capital One Financial Corp.	4.750%	7/15/21	36,165	37,069
	Capital One Financial Corp.	3.750%	4/24/24	60,945	59,443
	Capital One Financial Corp.	3.200%	2/5/25	9,055	8,458
	Citibank NA	3.050%	5/1/20	67,750	67,629
	Citigroup Inc.	2.550%	4/8/19	30,000	29,960
	Citigroup Inc.	2.500%	7/29/19	29,565	29,469
	Citigroup Inc.	2.400%	2/18/20	87,550	86,745
	Citigroup Inc.	4.500%	1/14/22	30,140	30,857
	Citigroup Inc.	4.125%	7/25/28	45,085	42,351
4	Citigroup Inc.	3.520%	10/27/28	72,260	67,412
	Citigroup Inc.	6.625%	6/15/32	9,000	10,431
4	Citigroup Inc.	3.878%	1/24/39	37,225	33,129
	Citigroup Inc.	8.125%	7/15/39	1,883	2,619
	Citigroup Inc.	5.875%	1/30/42	7,460	8,540
	Citigroup Inc.	5.300%	5/6/44	12,142	12,384
	Citigroup Inc.	4.750%	5/18/46	15,410	14,366
	Citigroup Inc.	4.650%	7/23/48	35,465	34,864
	Commonwealth Bank of Australia	2.300%	3/12/20	21,255	21,067
	Compass Bank	2.750%	9/29/19	12,250	12,191
	Cooperatieve Rabobank UA	2.250%	1/14/19	44,660	44,647
6	Credit Agricole SA	2.500%	4/15/19	45,420	45,445
6,7	Credit Agricole SA	3.507%	4/24/23	16,500	16,209
6	Credit Agricole SA	3.750%	4/24/23	31,690	30,951
6	Credit Agricole SA	3.250%	10/4/24	30,590	28,673
	Credit Suisse AG	2.300%	5/28/19	18,975	18,923
	Credit Suisse AG	5.300%	8/13/19	9,000	9,111
	Credit Suisse AG	3.000%	10/29/21	53,710	52,912
	Credit Suisse AG	3.625%	9/9/24	3,955	3,874
6	Credit Suisse Group AG	3.574%	1/9/23	40,835	39,814
6,7	Credit Suisse Group AG	4.016%	6/12/24	24,825	24,483
4,6	Credit Suisse Group AG	4.207%	6/12/24	12,285	12,215
4,6	Credit Suisse Group AG	3.869%	1/12/29	11,050	10,261
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	25,000	24,826
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	45,452
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	54,882
6	Danske Bank A/S	2.000%	9/8/21	41,970	39,561
6	Danske Bank A/S	3.875%	9/12/23	45,515	43,711
	Deutsche Bank AG	2.500%	2/13/19	12,005	11,985
	Deutsche Bank AG	2.700%	7/13/20	24,575	23,827
	Deutsche Bank AG	3.150%	1/22/21	51,760	49,855
	Deutsche Bank AG	4.250%	10/14/21	45,940	45,276
6	DNB Bank ASA	2.375%	6/2/21	42,450	41,441
	Fifth Third Bank	2.875%	10/1/21	8,780	8,679
	Fifth Third Bank	3.850%	3/15/26	29,295	28,792

	Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	25,595
	Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,040
	Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	72,756
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	70,338
4	Goldman Sachs Group Inc.	2.876%	10/31/22	65,405	63,818
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,593
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	15,787
4	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	41,445
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	12,452
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	44,522
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	34,443
4	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	13,546
4	Goldman Sachs Group Inc.	3.814%	4/23/29	98,080	91,392
4	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	52,954
	Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	40,855
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	19,010
	Goldman Sachs Group Inc.	4.750%	10/21/45	15,895	15,165
6	HSBC Bank plc	4.750%	1/19/21	42,960	44,071
	HSBC Bank USA NA	5.875%	11/1/34	21,000	23,613
	HSBC Holdings plc	3.400%	3/8/21	50,000	49,854
	HSBC Holdings plc	4.000%	3/30/22	10,870	10,972
4	HSBC Holdings plc	3.262%	3/13/23	25,625	25,106
	HSBC Holdings plc	3.600%	5/25/23	56,130	55,526
7	HSBC Holdings plc	3.640%	5/18/24	26,495	25,671
	HSBC Holdings plc	3.900%	5/25/26	7,915	7,587
4	HSBC Holdings plc	4.041%	3/13/28	27,520	26,326
4	HSBC Holdings plc	4.583%	6/19/29	40,190	39,815
	HSBC Holdings plc	7.625%	5/17/32	15,800	19,833
	HSBC Holdings plc	6.500%	5/2/36	22,000	24,992
	HSBC Holdings plc	6.100%	1/14/42	43,680	51,063
	HSBC Holdings plc	5.250%	3/14/44	5,795	5,794
	HSBC USA Inc.	2.350%	3/5/20	93,430	92,451
	HSBC USA Inc.	3.500%	6/23/24	18,355	18,011
	Huntington Bancshares Inc.	3.150%	3/14/21	26,950	26,844
	Huntington National Bank	2.200%	4/1/19	17,850	17,816
	Huntington National Bank	2.400%	4/1/20	36,530	36,133
	ING Groep NV	3.150%	3/29/22	13,170	12,916
	ING Groep NV	3.950%	3/29/27	33,605	31,995
	JPMorgan Chase & Co.	6.300%	4/23/19	68,310	68,979
	JPMorgan Chase & Co.	2.550%	3/1/21	26,000	25,608
	JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,398
	JPMorgan Chase & Co.	4.350%	8/15/21	33,285	34,039
	JPMorgan Chase & Co.	4.500%	1/24/22	18,260	18,810
	JPMorgan Chase & Co.	3.250%	9/23/22	22,380	22,160
	JPMorgan Chase & Co.	3.375%	5/1/23	36,370	35,654
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,262
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,456
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	25,485
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	69,288
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	23,909
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,117
4	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	40,673
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	79,251
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	17,877
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	14,971
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	12,218
4	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	143,725

	KeyBank NA	2.350%	3/8/19	30,000	29,992
6	Macquarie Bank Ltd.	2.400%	1/21/20	10,195	10,101
4,6	Macquarie Group Ltd.	4.150%	3/27/24	50,725	50,408
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,540	14,381
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,314
	Morgan Stanley	2.500%	1/24/19	43,200	43,184
	Morgan Stanley	7.300%	5/13/19	53,955	54,860
	Morgan Stanley	2.375%	7/23/19	35,000	34,877
	Morgan Stanley	5.500%	7/24/20	15,000	15,465
	Morgan Stanley	5.750%	1/25/21	13,900	14,509
	Morgan Stanley	2.500%	4/21/21	30,630	30,000
	Morgan Stanley	2.625%	11/17/21	30,200	29,421
	Morgan Stanley	2.750%	5/19/22	63,830	61,914
	Morgan Stanley	3.750%	2/25/23	23,000	22,936
	Morgan Stanley	3.875%	4/29/24	22,050	21,894
	Morgan Stanley	4.000%	7/23/25	20,805	20,512
	Morgan Stanley	3.125%	7/27/26	36,950	34,018
	Morgan Stanley	4.350%	9/8/26	15,000	14,544
	Morgan Stanley	3.625%	1/20/27	31,000	29,492
4	Morgan Stanley	3.772%	1/24/29	56,830	54,439
	Morgan Stanley	7.250%	4/1/32	51,100	65,194
	Morgan Stanley	4.300%	1/27/45	24,705	23,273
6	NBK SPC Ltd.	2.750%	5/30/22	56,875	54,950
	PNC Bank NA	3.300%	10/30/24	14,645	14,497
	PNC Bank NA	2.950%	2/23/25	34,775	33,358
	PNC Bank NA	3.100%	10/25/27	42,485	40,497
	PNC Bank NA	3.250%	1/22/28	60,960	58,968
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	39,914
10	Royal Bank of Canada	0.000%	1/3/19	48,850	35,777
	Royal Bank of Canada	2.500%	1/19/21	24,750	24,473
	Royal Bank of Canada	2.750%	2/1/22	44,630	43,984
	Santander Holdings USA Inc.	2.650%	4/17/20	19,225	18,970
	Santander Holdings USA Inc.	3.700%	3/28/22	28,405	27,854
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	25,065
	Santander UK plc	2.500%	3/14/19	79,400	79,385
6	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	50,332
6	Societe Generale SA	3.250%	1/12/22	55,070	53,861
4	State Street Corp.	2.653%	5/15/23	31,280	30,471
	SunTrust Bank Inc.	3.300%	5/15/26	11,955	11,324
	SunTrust Bank Inc.	2.900%	3/3/21	34,300	34,024
	Svenska Handelsbanken AB	1.875%	9/7/21	37,750	36,467
	Synchrony Bank	3.650%	5/24/21	46,290	45,276
	Toronto-Dominion Bank	2.500%	12/14/20	97,700	96,672
6	UBS AG	2.200%	6/8/20	27,590	27,184
6	UBS AG	4.500%	6/26/48	28,055	29,127
6	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	36,313
6	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	58,289
6	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	44,531
	US Bancorp	2.625%	1/24/22	47,510	46,757
	US Bancorp	3.700%	1/30/24	39,005	39,413
	US Bancorp	2.375%	7/22/26	45,000	41,053
	Wachovia Corp.	6.605%	10/1/25	15,000	16,922
	Wells Fargo & Co.	2.150%	1/30/20	38,370	37,953
	Wells Fargo & Co.	3.000%	1/22/21	27,580	27,440
	Wells Fargo & Co.	4.600%	4/1/21	40,000	40,952
	Wells Fargo & Co.	3.500%	3/8/22	54,840	54,572
	Wells Fargo & Co.	3.069%	1/24/23	10,465	10,190

	Wells Fargo & Co.	3.450%	2/13/23	39,400	38,632
	Wells Fargo & Co.	4.480%	1/16/24	34,444	34,826
	Wells Fargo & Co.	3.000%	2/19/25	28,660	27,059
	Wells Fargo & Co.	3.550%	9/29/25	27,170	26,347
	Wells Fargo & Co.	3.000%	4/22/26	36,830	34,256
	Wells Fargo & Co.	4.100%	6/3/26	45,700	44,563
	Wells Fargo & Co.	3.000%	10/23/26	6,435	5,959
	Wells Fargo & Co.	5.606%	1/15/44	28,551	31,060
	Wells Fargo & Co.	4.650%	11/4/44	20,735	19,666
	Wells Fargo & Co.	4.900%	11/17/45	16,060	15,783
	Wells Fargo & Co.	4.400%	6/14/46	36,200	33,600
	Wells Fargo & Co.	4.750%	12/7/46	38,790	37,409
	Westpac Banking Corp.	2.300%	5/26/20	22,948	22,702

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.300%	3/15/20	6,625	6,786
	Charles Schwab Corp.	3.200%	3/2/27	19,790	19,074

	Finance Companies (0.4%)
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	216,014	181,810

	Insurance (2.6%)
	Aetna Inc.	2.800%	6/15/23	32,080	30,464
6	AIG Global Funding	2.700%	12/15/21	41,815	40,829
	Anthem Inc.	3.700%	8/15/21	25,635	25,801
	Anthem Inc.	3.300%	1/15/23	20,000	19,682
	Anthem Inc.	3.650%	12/1/27	13,150	12,564
	Anthem Inc.	4.101%	3/1/28	42,145	41,327
	Anthem Inc.	4.650%	8/15/44	14,857	14,336
	Anthem Inc.	4.375%	12/1/47	15,905	14,828
	Berkshire Hathaway Inc.	2.750%	3/15/23	36,055	35,313
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	22,885
	Chubb INA Holdings Inc.	5.900%	6/15/19	15,000	15,203
	Chubb INA Holdings Inc.	2.300%	11/3/20	5,235	5,142
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	20,156
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	11,978
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	25,488
6	Cigna Corp.	4.375%	10/15/28	18,115	18,198
6	Cigna Corp.	4.800%	8/15/38	25,725	25,272
6	Cigna Corp.	4.900%	12/15/48	25,850	25,440
	Cigna Holding Co.	3.250%	4/15/25	30,765	29,269
6	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,456
6	Guardian Life Global Funding	2.000%	4/26/21	12,825	12,479
6	Jackson National Life Global Funding	3.250%	1/30/24	48,955	47,971
6	Liberty Mutual Group Inc.	4.250%	6/15/23	11,825	11,897
6	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,553
	Loews Corp.	2.625%	5/15/23	14,100	13,728
6	MassMutual Global Funding II	2.350%	4/9/19	22,000	21,978
6	MassMutual Global Funding II	2.000%	4/15/21	42,188	41,038
	MetLife Inc.	3.600%	4/10/24	28,000	28,031
	MetLife Inc.	4.125%	8/13/42	5,300	4,966
	MetLife Inc.	4.875%	11/13/43	17,500	18,040
6	Metropolitan Life Global Funding I	3.450%	10/9/21	28,465	28,607
6	Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	13,449
6	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	29,344
6	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	40,623

6	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	30,216
6	New York Life Global Funding	2.900%	1/17/24	58,670	56,751
6	New York Life Insurance Co.	5.875%	5/15/33	44,785	53,221
6	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	22,017
	Prudential Financial Inc.	4.500%	11/15/20	24,055	24,687
6	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	21,990	22,762
6	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	40,675
	Travelers Cos. Inc.	5.900%	6/2/19	9,400	9,517
	UnitedHealth Group Inc.	3.875%	10/15/20	6,786	6,871
	UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,328
	UnitedHealth Group Inc.	2.875%	3/15/23	12,000	11,811
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	13,784
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	34,650
	UnitedHealth Group Inc.	4.625%	7/15/35	22,950	24,376
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	25,955
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	37,819
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	30,889
	UnitedHealth Group Inc.	4.750%	7/15/45	19,035	20,215
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	8,258
	UnitedHealth Group Inc.	4.250%	6/15/48	47,700	47,852

	Other Finance (0.1%)
6	GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	18,460
6	LeasePlan Corp. NV	2.875%	1/22/19	30,515	30,517

	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities Inc.	3.625%	10/1/20	17,315	17,397
	Boston Properties LP	3.125%	9/1/23	13,520	13,078
	Boston Properties LP	3.800%	2/1/24	1,780	1,773
	Realty Income Corp.	5.750%	1/15/21	8,675	9,027
	Simon Property Group LP	4.375%	3/1/21	22,000	22,512
	Simon Property Group LP	4.125%	12/1/21	12,946	13,273
	Simon Property Group LP	3.750%	2/1/24	6,645	6,692
	Simon Property Group LP	3.375%	10/1/24	20,470	20,068
6	WEA Finance LLC	4.125%	9/20/28	20,815	20,829
6	WEA Finance LLC	4.625%	9/20/48	26,575	26,336
6	WEA Finance LLC / Westfield UK & Europe Finance plc	2.700%	9/17/19	17,715	17,656
					9,274,074
Industrial (21.4%)
	Basic Industry (0.1%)
6	Air Liquide Finance SA	2.250%	9/27/23	21,000	19,860
6	Air Liquide Finance SA	2.500%	9/27/26	16,815	15,483
	International Paper Co.	4.350%	8/15/48	43,570	36,391

	Capital Goods (1.7%)
6	BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	4,962
6	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	25,870
6	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	29,447
	Boeing Co.	5.875%	2/15/40	5,000	6,259
	Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	38,369
	Caterpillar Inc.	3.900%	5/27/21	32,880	33,461
	Caterpillar Inc.	2.600%	6/26/22	9,575	9,369
	Caterpillar Inc.	3.400%	5/15/24	19,475	19,534
	Caterpillar Inc.	5.200%	5/27/41	19,770	22,027

	Deere & Co.	4.375%	10/16/19	13,090	13,244
	Eaton Corp.	6.500%	6/1/25	10,000	11,289
	General Dynamics Corp.	2.875%	5/11/20	54,940	54,964
	General Dynamics Corp.	3.875%	7/15/21	9,950	10,103
	General Electric Co.	2.700%	10/9/22	14,000	13,003
	General Electric Co.	3.100%	1/9/23	6,094	5,695
	General Electric Co.	4.125%	10/9/42	8,785	6,861
	Honeywell International Inc.	4.250%	3/1/21	29,484	30,224
	Illinois Tool Works Inc.	3.500%	3/1/24	42,775	43,343
	John Deere Capital Corp.	2.800%	1/27/23	8,000	7,817
	John Deere Capital Corp.	3.350%	6/12/24	9,000	8,953
	John Deere Capital Corp.	3.450%	3/13/25	43,560	43,233
	Johnson Controls International plc	5.000%	3/30/20	29,000	29,579
	Johnson Controls International plc	3.750%	12/1/21	25,000	25,199
	Lockheed Martin Corp.	2.500%	11/23/20	12,340	12,194
	Lockheed Martin Corp.	2.900%	3/1/25	26,840	25,715
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,866
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	12,468
	Lockheed Martin Corp.	4.090%	9/15/52	4,609	4,325
	Parker-Hannifin Corp.	4.450%	11/21/44	14,290	14,435
	Raytheon Co.	3.125%	10/15/20	10,000	10,018
6	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	59,606
6	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	60,727
6	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	41,123
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	24,610
	United Technologies Corp.	4.500%	4/15/20	24,170	24,451
	United Technologies Corp.	3.100%	6/1/22	10,095	9,824
	United Technologies Corp.	4.125%	11/16/28	7,622	7,554
	United Technologies Corp.	4.450%	11/16/38	9,050	8,847
	United Technologies Corp.	4.500%	6/1/42	55,694	52,879
	United Technologies Corp.	3.750%	11/1/46	5,891	5,040

	Communication (3.3%)
	21st Century Fox America Inc.	4.500%	2/15/21	4,650	4,740
	21st Century Fox America Inc.	6.200%	12/15/34	11,000	13,465
	America Movil SAB de CV	3.125%	7/16/22	66,820	65,475
	America Movil SAB de CV	6.125%	3/30/40	10,010	11,881
	American Tower Corp.	3.450%	9/15/21	23,985	23,783
	American Tower Corp.	4.700%	3/15/22	2,905	2,980
	American Tower Corp.	5.000%	2/15/24	23,881	24,676
	American Tower Corp.	4.400%	2/15/26	7,300	7,289
	AT&T Inc.	5.200%	3/15/20	10,125	10,321
	AT&T Inc.	2.450%	6/30/20	17,525	17,300
	AT&T Inc.	4.600%	2/15/21	4,900	5,013
	AT&T Inc.	5.000%	3/1/21	10,000	10,328
	AT&T Inc.	3.875%	8/15/21	20,000	20,171
	AT&T Inc.	7.850%	1/15/22	23,750	26,189
	CBS Corp.	4.300%	2/15/21	22,710	23,022
	Comcast Corp.	3.000%	2/1/24	51,960	50,694
	Comcast Corp.	3.600%	3/1/24	60,515	60,576
	Comcast Corp.	3.375%	2/15/25	2,565	2,509
	Comcast Corp.	3.150%	3/1/26	15,280	14,573
	Comcast Corp.	2.350%	1/15/27	19,840	17,678
	Comcast Corp.	4.250%	1/15/33	15,060	14,956
	Comcast Corp.	4.200%	8/15/34	25,155	24,312
	Comcast Corp.	4.400%	8/15/35	32,657	31,835
	Comcast Corp.	4.600%	10/15/38	46,815	47,354

	Comcast Corp.	4.650%	7/15/42	7,260	7,170
	Comcast Corp.	4.500%	1/15/43	20,000	19,230
	Comcast Corp.	4.750%	3/1/44	28,710	28,663
	Comcast Corp.	4.600%	8/15/45	46,358	44,897
	Comcast Corp.	3.969%	11/1/47	40,576	36,623
	Comcast Corp.	4.000%	3/1/48	17,415	15,926
	Comcast Corp.	4.700%	10/15/48	44,065	44,694
	Comcast Corp.	3.999%	11/1/49	26,848	24,158
	Comcast Corp.	4.049%	11/1/52	21,572	19,369
	Comcast Corp.	4.950%	10/15/58	34,115	34,888
6	Cox Communications Inc.	4.800%	2/1/35	58,525	53,636
6	Cox Communications Inc.	6.450%	12/1/36	1,575	1,661
6	Cox Communications Inc.	4.600%	8/15/47	3,325	3,011
	Crown Castle International Corp.	3.650%	9/1/27	10,385	9,689
	Crown Castle International Corp.	3.800%	2/15/28	8,575	8,095
	Discovery Communications LLC	5.625%	8/15/19	4,675	4,756
6	NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	83,844
	NBCUniversal Media LLC	4.375%	4/1/21	26,000	26,588
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	10,261
	Orange SA	9.000%	3/1/31	54,566	75,574
6	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,220
6	Sky Ltd.	2.625%	9/16/19	30,550	30,317
6	Sky plc	3.750%	9/16/24	42,911	42,484
4,6	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	3/20/25	46,800	45,922
	Time Warner Cable LLC	8.750%	2/14/19	915	921
	Time Warner Cable LLC	8.250%	4/1/19	11,944	12,078
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,662
	Verizon Communications Inc.	3.450%	3/15/21	15,585	15,654
	Verizon Communications Inc.	3.500%	11/1/21	78,905	79,603
	Verizon Communications Inc.	4.812%	3/15/39	67,074	66,056
	Verizon Communications Inc.	4.750%	11/1/41	28,730	27,944
	Verizon Communications Inc.	5.012%	4/15/49	79,842	79,726
	Verizon Communications Inc.	4.672%	3/15/55	12,325	11,335
	Vodafone Group plc	3.750%	1/16/24	23,355	23,020
	Vodafone Group plc	4.125%	5/30/25	19,630	19,367
	Vodafone Group plc	5.000%	5/30/38	1,890	1,771
	Vodafone Group plc	5.250%	5/30/48	28,355	26,694
	Walt Disney Co.	4.125%	6/1/44	18,320	18,217
	Warner Media LLC	4.750%	3/29/21	13,000	13,327
	Warner Media LLC	3.600%	7/15/25	22,963	21,747

	Consumer Cyclical (2.6%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	10,480	10,428
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,012
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,610	44,615
	Alibaba Group Holding Ltd.	3.400%	12/6/27	65,650	60,407
	Amazon.com Inc.	2.500%	11/29/22	31,600	30,875
	Amazon.com Inc.	2.800%	8/22/24	26,740	25,993
	Amazon.com Inc.	4.800%	12/5/34	55,880	60,190
	Amazon.com Inc.	4.950%	12/5/44	17,920	19,928
	Amazon.com Inc.	4.250%	8/22/57	52,165	50,869
	American Honda Finance Corp.	2.300%	9/9/26	17,135	15,438
	AutoZone Inc.	4.000%	11/15/20	25,000	25,205
	AutoZone Inc.	3.700%	4/15/22	12,752	12,729
6	BMW US Capital LLC	2.000%	4/11/21	19,815	19,243
6	BMW US Capital LLC	2.250%	9/15/23	93,000	87,084

6	BMW US Capital LLC	2.800%	4/11/26	5,395	4,962
4,6	CVS Pass-Through Trust	5.926%	1/10/34	13,378	14,447
6	Daimler Finance North America LLC	2.250%	7/31/19	58,255	57,888
6	Daimler Finance North America LLC	2.450%	5/18/20	8,005	7,890
6	Daimler Finance North America LLC	2.300%	2/12/21	34,630	33,774
6	Daimler Finance North America LLC	2.000%	7/6/21	60,000	57,666
6	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,290
6	Daimler Finance North America LLC	3.250%	8/1/24	3,970	3,801
	Ford Motor Credit Co. LLC	2.375%	3/12/19	56,800	56,679
	Ford Motor Credit Co. LLC	3.157%	8/4/20	23,890	23,373
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,525	16,270
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	55,085
	Home Depot Inc.	2.700%	4/1/23	24,715	24,345
	Home Depot Inc.	3.900%	12/6/28	10,040	10,251
	Home Depot Inc.	4.400%	3/15/45	22,390	22,525
	Home Depot Inc.	4.500%	12/6/48	12,020	12,441
6	Hyundai Capital America	2.550%	4/3/20	29,410	29,054
6,7	Hyundai Capital America	3.348%	7/8/21	50,500	50,619
	Lowe’s Cos. Inc.	3.100%	5/3/27	115,000	105,219
	Marriott International Inc.	2.300%	1/15/22	44,000	42,165
	McDonald’s Corp.	3.500%	7/15/20	21,760	21,909
	McDonald’s Corp.	2.625%	1/15/22	10,175	9,964
	McDonald’s Corp.	3.250%	6/10/24	4,400	4,331
	McDonald’s Corp.	4.875%	12/9/45	22,775	23,122
	Starbucks Corp.	4.500%	11/15/48	35,130	32,864
	Target Corp.	2.900%	1/15/22	11,850	11,813
6	Volkswagen Group of America Finance LLC	2.450%	11/20/19	13,860	13,722
	Walmart Inc.	2.550%	4/11/23	44,450	43,238
	Walmart Inc.	3.550%	6/26/25	56,485	56,954
	Walmart Inc.	3.625%	12/15/47	14,950	13,912

	Consumer Noncyclical (7.1%)
	Allergan Funding SCS	3.450%	3/15/22	23,785	23,459
	Allergan Funding SCS	3.800%	3/15/25	12,825	12,527
	Allergan Funding SCS	4.850%	6/15/44	14,075	13,344
	Altria Group Inc.	4.750%	5/5/21	40,806	41,628
	Altria Group Inc.	2.850%	8/9/22	11,835	11,364
	Altria Group Inc.	4.500%	5/2/43	10,105	8,422
	Altria Group Inc.	3.875%	9/16/46	22,625	17,337
	Amgen Inc.	3.625%	5/22/24	38,185	38,031
	Amgen Inc.	5.150%	11/15/41	27,515	28,428
	Amgen Inc.	4.663%	6/15/51	9,875	9,322
6	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	57,035	53,904
6	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	129,785	120,675
6	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	137,375	127,639
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	63,200	61,461
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	8,555
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	811
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	4,310	4,315
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,836	9,427
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	23,185	20,706
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	5,326
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	14,927
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,500	13,030

	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	35,343
	Ascension Health	3.945%	11/15/46	14,675	14,172
4	Ascension Health	4.847%	11/15/53	2,165	2,362
	AstraZeneca plc	1.950%	9/18/19	12,435	12,350
	AstraZeneca plc	2.375%	11/16/20	37,225	36,559
	AstraZeneca plc	3.375%	11/16/25	27,755	26,809
	AstraZeneca plc	4.000%	1/17/29	33,295	33,004
	BAT Capital Corp.	3.557%	8/15/27	60,340	53,538
6	Bayer US Finance II LLC	4.250%	12/15/25	35,355	34,529
6	Bayer US Finance II LLC	5.500%	7/30/35	15,000	15,321
6	Bayer US Finance LLC	2.375%	10/8/19	6,140	6,105
6	Bayer US Finance LLC	3.000%	10/8/21	38,730	37,914
	Biogen Inc.	2.900%	9/15/20	17,465	17,344
	Cardinal Health Inc.	2.400%	11/15/19	22,090	21,934
	Cardinal Health Inc.	3.200%	3/15/23	11,650	11,346
	Cardinal Health Inc.	3.079%	6/15/24	16,720	15,615
	Cardinal Health Inc.	3.500%	11/15/24	20,020	19,139
	Cardinal Health Inc.	4.500%	11/15/44	23,250	19,822
6	Cargill Inc.	4.760%	11/23/45	57,879	62,641
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	36,807	35,666
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	11,695	11,905
4	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	20,970	19,010
	Celgene Corp.	2.250%	5/15/19	5,145	5,133
	Celgene Corp.	3.550%	8/15/22	15,160	15,003
	Celgene Corp.	3.625%	5/15/24	11,980	11,698
	Celgene Corp.	5.000%	8/15/45	25,000	23,119
	Coca-Cola Co.	4.500%	9/1/21	14,785	15,080
	Coca-Cola European Partners plc	3.500%	9/15/20	4,600	4,590
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	27,996
	Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,106
	Conagra Brands Inc.	4.600%	11/1/25	7,685	7,766
	Conagra Brands Inc.	5.300%	11/1/38	22,930	21,623
	Constellation Brands Inc.	2.700%	5/9/22	2,400	2,306
	CVS Health Corp.	2.750%	12/1/22	20,000	19,090
	CVS Health Corp.	4.875%	7/20/35	18,205	17,512
	CVS Health Corp.	5.125%	7/20/45	42,620	41,818
	CVS Health Corp.	5.050%	3/25/48	22,175	21,608
6	Danone SA	2.589%	11/2/23	10,000	9,545
6	Danone SA	2.947%	11/2/26	40,000	36,490
	Diageo Capital plc	2.625%	4/29/23	42,580	41,266
	Diageo Investment Corp.	2.875%	5/11/22	17,245	17,053
	Dignity Health California GO	2.637%	11/1/19	4,480	4,465
	Dignity Health California GO	3.812%	11/1/24	18,560	18,477
	Eli Lilly & Co.	3.700%	3/1/45	20,040	18,567
6	EMD Finance LLC	2.400%	3/19/20	1,100	1,088
6	EMD Finance LLC	2.950%	3/19/22	19,640	19,274
	Express Scripts Holding Co.	2.250%	6/15/19	14,030	13,965
6	Forest Laboratories Inc.	4.875%	2/15/21	3,312	3,394
6	Forest Laboratories LLC	5.000%	12/15/21	23,725	24,419
	General Mills Inc.	5.650%	2/15/19	6,850	6,866
	Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,120
	Gilead Sciences Inc.	2.500%	9/1/23	26,390	25,310
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,270
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	27,801
	Gilead Sciences Inc.	4.500%	2/1/45	55,782	53,436
	Gilead Sciences Inc.	4.750%	3/1/46	13,200	13,152
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	25,230

	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	17,870
	GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	50,851
6	Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	58,207
	Johnson & Johnson	6.730%	11/15/23	15,000	17,224
	Johnson & Johnson	2.450%	3/1/26	78,000	73,295
	Kaiser Foundation Hospitals	3.500%	4/1/22	19,815	19,683
	Kaiser Foundation Hospitals	3.150%	5/1/27	18,190	17,470
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	14,251
	Kraft Heinz Foods Co.	3.000%	6/1/26	31,320	27,936
	Kraft Heinz Foods Co.	5.000%	7/15/35	7,370	6,909
	Kraft Heinz Foods Co.	4.375%	6/1/46	78,335	65,121
	Kroger Co.	3.300%	1/15/21	13,605	13,536
	Kroger Co.	3.850%	8/1/23	5,055	5,057
4	Mayo Clinic	4.128%	11/15/52	11,465	11,596
	McKesson Corp.	2.700%	12/15/22	7,010	6,676
	McKesson Corp.	2.850%	3/15/23	6,840	6,570
	McKesson Corp.	3.796%	3/15/24	9,525	9,365
	Medtronic Inc.	2.500%	3/15/20	25,335	25,204
	Medtronic Inc.	3.150%	3/15/22	61,030	60,701
	Medtronic Inc.	3.625%	3/15/24	7,510	7,580
	Medtronic Inc.	3.500%	3/15/25	62,791	62,525
	Medtronic Inc.	4.375%	3/15/35	21,968	22,536
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	11,505	13,107
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	7,820	7,850
	Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	5,940	6,082
	Merck & Co. Inc.	2.350%	2/10/22	24,825	24,316
	Merck & Co. Inc.	2.800%	5/18/23	15,650	15,416
	Merck & Co. Inc.	2.750%	2/10/25	38,000	36,738
	Merck & Co. Inc.	4.150%	5/18/43	28,405	28,737
	Mercy Health	4.302%	7/1/28	15,415	15,735
	Molson Coors Brewing Co.	3.500%	5/1/22	14,905	14,657
	Mylan NV	3.950%	6/15/26	59,430	53,907
	New York & Presbyterian Hospital	4.024%	8/1/45	22,955	22,587
	Novartis Capital Corp.	3.400%	5/6/24	13,425	13,453
	Novartis Capital Corp.	4.400%	5/6/44	21,485	22,832
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	2,000	2,009
	PepsiCo Inc.	2.375%	10/6/26	72,545	66,361
	PepsiCo Inc.	4.000%	3/5/42	35,200	34,656
	PepsiCo Inc.	3.450%	10/6/46	45,740	41,304
	Pfizer Inc.	3.000%	6/15/23	25,440	25,253
	Pfizer Inc.	3.000%	12/15/26	28,400	27,372
	Pfizer Inc.	4.100%	9/15/38	52,715	53,112
	Philip Morris International Inc.	4.500%	3/26/20	25,000	25,409
	Philip Morris International Inc.	1.875%	2/25/21	43,455	42,157
	Philip Morris International Inc.	4.125%	5/17/21	15,705	16,002
	Philip Morris International Inc.	2.500%	8/22/22	13,250	12,701
	Philip Morris International Inc.	2.625%	3/6/23	23,000	21,967
	Philip Morris International Inc.	4.500%	3/20/42	11,665	10,959
	Philip Morris International Inc.	3.875%	8/21/42	22,785	19,370
	Philip Morris International Inc.	4.875%	11/15/43	5,835	5,747
	Philip Morris International Inc.	4.250%	11/10/44	15,000	13,700
4	Procter & Gamble - Esop	9.360%	1/1/21	6,965	7,526

	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	18,290	17,070
4	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	11,463
6	Roche Holdings Inc.	2.875%	9/29/21	26,150	26,030
6	Roche Holdings Inc.	2.375%	1/28/27	61,570	56,507
	Sanofi	4.000%	3/29/21	36,275	37,046
6	Sigma Alimentos SA de CV	4.125%	5/2/26	24,660	23,210
6	South Carolina Electric & Gas Co.	2.750%	6/15/20	17,600	17,298
6	South Carolina Electric & Gas Co.	3.250%	6/7/22	50,880	48,977
6	South Carolina Electric & Gas Co.	3.500%	6/15/22	7,440	7,228
6	South Carolina Electric & Gas Co.	3.950%	6/15/25	15,000	13,901
	SSM Health Care Corp.	3.823%	6/1/27	35,390	35,002
	Stanford Health Care	3.795%	11/15/48	8,555	8,231
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	6,765	6,420
	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	36,645	31,892
	Unilever Capital Corp.	4.250%	2/10/21	78,185	80,232
	Wyeth LLC	5.950%	4/1/37	15,000	17,992

	Energy (2.2%)
6	BG Energy Capital plc	4.000%	10/15/21	17,070	17,349
6	BG Energy Capital plc	5.125%	10/15/41	20,000	20,638
	BP Capital Markets America Inc.	4.500%	10/1/20	28,000	28,626
	BP Capital Markets America Inc.	4.742%	3/11/21	10,000	10,298
	BP Capital Markets America Inc.	3.245%	5/6/22	10,000	9,936
	BP Capital Markets plc	4.750%	3/10/19	18,140	18,198
	BP Capital Markets plc	2.315%	2/13/20	3,760	3,725
	BP Capital Markets plc	3.062%	3/17/22	35,770	35,428
	BP Capital Markets plc	2.500%	11/6/22	8,000	7,746
	BP Capital Markets plc	3.994%	9/26/23	13,130	13,434
	BP Capital Markets plc	3.814%	2/10/24	38,000	38,083
	BP Capital Markets plc	3.506%	3/17/25	41,710	40,864
	Chevron Corp.	2.355%	12/5/22	6,000	5,804
	Chevron Corp.	3.191%	6/24/23	69,750	69,643
	ConocoPhillips Co.	7.000%	3/30/29	11,500	13,958
	ConocoPhillips Co.	4.950%	3/15/26	12,710	13,617
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	14,085	13,932
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	14,190	14,436
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,003	6,898
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,881
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	21,151
	EOG Resources Inc.	5.625%	6/1/19	16,285	16,436
	Exxon Mobil Corp.	2.222%	3/1/21	12,735	12,552
	Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,533
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,163
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	11,049
	Noble Energy Inc.	4.150%	12/15/21	14,890	14,963
	Occidental Petroleum Corp.	4.100%	2/1/21	27,466	27,937
	Occidental Petroleum Corp.	2.700%	2/15/23	9,250	8,973
	Occidental Petroleum Corp.	3.400%	4/15/26	11,750	11,515
	Occidental Petroleum Corp.	4.625%	6/15/45	8,650	8,646
	Phillips 66	4.300%	4/1/22	30,000	30,805
6	Schlumberger Holdings Corp.	3.000%	12/21/20	25,500	25,269
6	Schlumberger Investment SA	2.400%	8/1/22	20,765	20,125
	Shell International Finance BV	3.250%	5/11/25	28,680	28,264
	Shell International Finance BV	4.125%	5/11/35	40,575	40,689

	Shell International Finance BV	5.500%	3/25/40	10,795	12,502
	Shell International Finance BV	4.375%	5/11/45	95,725	98,672
	Suncor Energy Inc.	3.600%	12/1/24	19,505	19,086
	Suncor Energy Inc.	5.950%	12/1/34	13,000	14,418
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	25,945	26,174
	Texaco Capital Inc.	8.625%	4/1/32	25,000	35,905
	Total Capital International SA	2.700%	1/25/23	32,714	31,990
	Total Capital International SA	3.750%	4/10/24	50,000	50,797
	TransCanada PipeLines Ltd.	7.125%	1/15/19	4,800	4,806
	TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	31,060
	TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	20,364
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	60,046

	Other Industrial (0.3%)
	George Washington University District of Columbia GO	3.545%	9/15/46	10,000	8,872
6	Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	12,229
4	Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	25,381
6	SBA Tower Trust	3.168%	4/11/22	49,780	48,860
6	SBA Tower Trust	3.448%	3/15/23	28,730	28,492
4,6	SBA Tower Trust	2.898%	10/15/44	37,250	37,005

	Technology (3.6%)
	Apple Inc.	2.850%	2/23/23	43,845	43,190
	Apple Inc.	3.000%	2/9/24	22,750	22,392
	Apple Inc.	3.450%	5/6/24	31,140	31,324
	Apple Inc.	2.850%	5/11/24	45,635	44,463
	Apple Inc.	2.750%	1/13/25	21,615	20,757
	Apple Inc.	3.250%	2/23/26	38,220	37,346
	Apple Inc.	2.450%	8/4/26	55,182	51,050
	Apple Inc.	3.350%	2/9/27	56,435	55,116
	Apple Inc.	3.200%	5/11/27	39,750	38,370
	Apple Inc.	2.900%	9/12/27	83,420	78,341
	Apple Inc.	3.850%	5/4/43	15,275	14,501
	Apple Inc.	4.450%	5/6/44	4,035	4,151
	Apple Inc.	3.850%	8/4/46	36,510	34,469
	Applied Materials Inc.	3.300%	4/1/27	32,395	30,933
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	36,975	34,819
	Cisco Systems Inc.	2.500%	9/20/26	15,921	14,744
	Intel Corp.	2.875%	5/11/24	29,825	28,953
	Intel Corp.	4.100%	5/19/46	47,755	46,755
	International Business Machines Corp.	3.375%	8/1/23	61,300	60,320
	International Business Machines Corp.	3.625%	2/12/24	22,800	22,723
	International Business Machines Corp.	7.000%	10/30/25	25,000	29,527
	Microsoft Corp.	2.375%	2/12/22	19,865	19,605
	Microsoft Corp.	3.625%	12/15/23	13,500	13,880
	Microsoft Corp.	2.875%	2/6/24	61,625	60,896
	Microsoft Corp.	2.700%	2/12/25	23,890	23,069
	Microsoft Corp.	3.125%	11/3/25	26,300	25,994
	Microsoft Corp.	2.400%	8/8/26	64,501	60,230
	Microsoft Corp.	3.450%	8/8/36	53,965	51,066
	Microsoft Corp.	4.100%	2/6/37	45,435	46,702
	Microsoft Corp.	4.500%	10/1/40	18,210	19,513
	Microsoft Corp.	4.450%	11/3/45	61,885	65,976
	Microsoft Corp.	3.700%	8/8/46	50,485	48,343
	Microsoft Corp.	4.250%	2/6/47	61,800	64,888

	Oracle Corp.	5.000%	7/8/19	35,000	35,412
	Oracle Corp.	1.900%	9/15/21	70,285	68,028
	Oracle Corp.	2.500%	5/15/22	38,860	38,025
	Oracle Corp.	2.400%	9/15/23	63,535	60,854
	Oracle Corp.	2.950%	11/15/24	80,105	77,918
	Oracle Corp.	2.950%	5/15/25	11,300	10,844
	Oracle Corp.	3.250%	11/15/27	112,120	107,790
	Oracle Corp.	4.000%	11/15/47	32,260	30,142
	QUALCOMM Inc.	2.600%	1/30/23	26,140	25,121
	QUALCOMM Inc.	2.900%	5/20/24	38,055	36,227
6	Tencent Holdings Ltd.	3.595%	1/19/28	57,625	53,735

	Transportation (0.5%)
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,222
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	17,530	17,191
	CSX Corp.	4.300%	3/1/48	16,635	15,867
6	ERAC USA Finance LLC	2.350%	10/15/19	12,165	12,087
6	ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,489
6	ERAC USA Finance LLC	3.300%	10/15/22	745	736
6	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,661
6	ERAC USA Finance LLC	5.625%	3/15/42	31,000	33,624
	FedEx Corp.	2.700%	4/15/23	15,810	15,202
	FedEx Corp.	5.100%	1/15/44	23,340	22,948
	Kansas City Southern	4.950%	8/15/45	13,845	14,275
6	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	52,549
4	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	7,850	7,820
	United Parcel Service Inc.	2.450%	10/1/22	17,095	16,647
	United Parcel Service Inc.	4.875%	11/15/40	4,925	5,252
					10,767,409
Utilities (5.1%)
	Electric (4.5%)
	Alabama Power Co.	5.200%	6/1/41	3,365	3,630
	Alabama Power Co.	4.100%	1/15/42	5,595	5,361
	Alabama Power Co.	3.750%	3/1/45	20,255	18,512
	Alabama Power Co.	4.300%	7/15/48	27,790	27,971
	Ameren Illinois Co.	2.700%	9/1/22	58,000	56,812
	Ameren Illinois Co.	3.800%	5/15/28	22,365	22,760
	Ameren Illinois Co.	3.700%	12/1/47	5,085	4,709
	Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	25,650
	Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	19,196
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,917	39,367
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	11,435
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	22,069
	Commonwealth Edison Co.	4.350%	11/15/45	6,815	6,911
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	5,828
	Commonwealth Edison Co.	4.000%	3/1/48	17,900	17,327
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	11,085
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	55,067
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	31,236
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,520
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	24,085
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,475	23,810
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,593
9	Dominion Energy Inc.	2.962%	7/1/19	17,030	16,997
	Dominion Energy Inc.	2.579%	7/1/20	12,040	11,856

	DTE Energy Co.	3.800%	3/15/27	19,405	18,981
	Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,249
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,853
	Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	16,876
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,875
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	6,374
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,018
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	15,892
	Duke Energy Corp.	2.650%	9/1/26	17,480	15,918
	Duke Energy Corp.	4.800%	12/15/45	37,600	38,108
	Duke Energy Corp.	3.750%	9/1/46	14,740	12,788
	Duke Energy Progress LLC	2.800%	5/15/22	20,140	19,823
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,023
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	6,135
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	61,519
	Entergy Corp.	2.950%	9/1/26	7,085	6,538
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,567
	Eversource Energy	4.500%	11/15/19	1,880	1,904
	Eversource Energy	2.900%	10/1/24	25,155	24,102
	Eversource Energy	3.150%	1/15/25	6,775	6,516
	Eversource Energy	3.300%	1/15/28	14,490	13,955
	Florida Power & Light Co.	6.200%	6/1/36	12,452	15,311
	Florida Power & Light Co.	5.950%	2/1/38	10,000	12,385
	Florida Power & Light Co.	5.690%	3/1/40	4,994	6,101
	Florida Power & Light Co.	5.250%	2/1/41	29,745	34,535
	Florida Power & Light Co.	4.125%	2/1/42	20,000	20,220
	Florida Power & Light Co.	3.700%	12/1/47	27,690	25,998
	Fortis Inc.	3.055%	10/4/26	44,365	40,518
	Georgia Power Co.	4.750%	9/1/40	22,910	22,361
	Georgia Power Co.	4.300%	3/15/42	48,262	44,455
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	14,661
6	Massachusetts Electric Co.	5.900%	11/15/39	21,895	26,111
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	11,846
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	14,839
6	Monongahela Power Co.	4.100%	4/15/24	11,000	11,317
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	13,800	13,711
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	15,101
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	31,115
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	30,500	30,357
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	31,488
6	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	36,352
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	5,758
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,737
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	18,561
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	17,930
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	11,926
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,220
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	31,011
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	12,919
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,437
	Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	7,897
	Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	39,600
	Pacific Gas & Electric Co.	2.950%	3/1/26	4,875	3,985
	Pacific Gas & Electric Co.	6.050%	3/1/34	13,724	12,712

	Pacific Gas & Electric Co.	5.800%	3/1/37	40,866	37,801
	Pacific Gas & Electric Co.	6.350%	2/15/38	2,435	2,295
	Pacific Gas & Electric Co.	6.250%	3/1/39	13,940	12,999
	Pacific Gas & Electric Co.	5.400%	1/15/40	71,770	63,247
	Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	26,107
	Pacific Gas & Electric Co.	5.125%	11/15/43	11,985	10,367
	Pacific Gas & Electric Co.	4.750%	2/15/44	11,720	9,669
	Pacific Gas & Electric Co.	4.300%	3/15/45	2,525	1,957
	Pacific Gas & Electric Co.	3.950%	12/1/47	9,627	7,305
	PacifiCorp	2.950%	6/1/23	14,835	14,619
	PacifiCorp	3.600%	4/1/24	20,000	20,173
	PacifiCorp	3.350%	7/1/25	15,354	15,006
	PacifiCorp	5.750%	4/1/37	14,188	16,788
	Potomac Electric Power Co.	3.050%	4/1/22	4,235	4,216
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,137
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,441
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,352
	Progress Energy Inc.	3.150%	4/1/22	20,800	20,460
	Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	9,972
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	20,408
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,481
	South Carolina Electric & Gas Co.	3.500%	8/15/21	22,030	22,079
	South Carolina Electric & Gas Co.	4.250%	8/15/28	24,205	25,122
	South Carolina Electric & Gas Co.	6.625%	2/1/32	4,832	5,851
	South Carolina Electric & Gas Co.	5.300%	5/15/33	1,446	1,565
	South Carolina Electric & Gas Co.	6.050%	1/15/38	23,085	27,232
	South Carolina Electric & Gas Co.	5.450%	2/1/41	9,627	10,853
	South Carolina Electric & Gas Co.	4.350%	2/1/42	32,530	32,059
	South Carolina Electric & Gas Co.	4.600%	6/15/43	6,830	6,940
	South Carolina Electric & Gas Co.	4.100%	6/15/46	11,210	10,624
	South Carolina Electric & Gas Co.	4.500%	6/1/64	3,490	3,236
	South Carolina Electric & Gas Co.	5.100%	6/1/65	25,065	26,117
	Southern California Edison Co.	3.875%	6/1/21	24,860	25,068
	Southern California Edison Co.	2.400%	2/1/22	8,270	8,005
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,200
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,424
	Southern California Edison Co.	6.050%	3/15/39	1,995	2,295
	Southern California Edison Co.	4.500%	9/1/40	5,150	5,024
	Southern California Edison Co.	4.050%	3/15/42	15,788	14,834
	Southern California Edison Co.	3.900%	3/15/43	8,782	8,033
	Southern California Edison Co.	4.650%	10/1/43	16,770	16,890
	Southern California Edison Co.	3.600%	2/1/45	8,160	7,016
	Southern California Edison Co.	4.000%	4/1/47	257	235
	Southern California Edison Co.	4.125%	3/1/48	64,754	61,021
	Southern Co.	2.950%	7/1/23	44,985	43,477
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	13,746
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	11,582
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	3,487
	Tampa Electric Co.	2.600%	9/15/22	20,205	19,512
	Virginia Electric & Power Co.	3.500%	3/15/27	40,765	39,864
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	11,375
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	16,091
	Xcel Energy Inc.	3.350%	12/1/26	33,370	32,117

	Natural Gas (0.5%)
6	Boston Gas Co.	3.150%	8/1/27	8,010	7,606
6	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	61,802

	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,800	3,864
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,370
6	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,735	13,203
6	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	34,957
6	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,063
	NiSource Finance Corp.	6.250%	12/15/40	10,000	11,816
	NiSource Finance Corp.	5.250%	2/15/43	13,546	14,171
	NiSource Finance Corp.	4.800%	2/15/44	8,500	8,221
	Sempra Energy	2.850%	11/15/20	11,900	11,719
	Sempra Energy	2.875%	10/1/22	14,066	13,597
	Sempra Energy	6.000%	10/15/39	36,184	40,320
	Southern California Gas Co.	2.600%	6/15/26	28,885	26,893

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	20,245	18,862
	American Water Capital Corp.	4.200%	9/1/48	28,425	27,898
					2,571,412
Total Corporate Bonds (Cost $23,054,677)					22,612,895
Sovereign Bonds (3.6%)
6	CDP Financial Inc.	4.400%	11/25/19	22,000	22,318
6	Electricite de France SA	4.600%	1/27/20	31,972	32,420
6	Electricite de France SA	4.875%	9/21/38	81,600	73,950
6	Electricite de France SA	4.875%	1/22/44	2,910	2,620
6	Electricite de France SA	4.950%	10/13/45	12,500	11,323
	Equinor ASA	2.250%	11/8/19	16,095	15,978
	Equinor ASA	2.900%	11/8/20	22,450	22,433
	Equinor ASA	2.750%	11/10/21	31,091	30,855
	Equinor ASA	2.450%	1/17/23	10,840	10,507
	Equinor ASA	2.650%	1/15/24	10,105	9,772
	Equinor ASA	3.700%	3/1/24	20,035	20,357
	Equinor ASA	3.250%	11/10/24	22,425	22,285
	Export-Import Bank of Korea	1.750%	5/26/19	70,100	69,792
11	Japan Bank for International Cooperation	2.250%	2/24/20	53,298	53,005
11	Japan Bank for International Cooperation	2.125%	6/1/20	21,888	21,691
11	Japan Bank for International Cooperation	2.125%	7/21/20	40,500	40,070
12	Japan Treasury Discount Bill	0.000%	1/9/19	18,440,450	168,248
12	Japan Treasury Discount Bill	0.000%	2/12/19	14,600,000	133,249
6	Kingdom of Saudi Arabia	2.375%	10/26/21	31,570	30,470
6	Kingdom of Saudi Arabia	2.875%	3/4/23	49,100	47,220
6	Kingdom of Saudi Arabia	4.000%	4/17/25	45,170	44,855
	Korea Development Bank	2.500%	3/11/20	62,550	62,128
	Petroleos Mexicanos	6.350%	2/12/48	34,590	27,755
	Province of Ontario	4.400%	4/14/20	48,000	49,037
	Province of Ontario	2.500%	4/27/26	100,400	96,827
	Province of Quebec	2.500%	4/20/26	134,755	130,314
6	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	51,685	51,121
6	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	51,685	49,159
6	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	28,000	26,951
6	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	31,520	30,903
6	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	41,455	41,408
6	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	62,015
6	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	27,935

6	State of Kuwait	2.750%	3/20/22	4,315	4,241
6	State of Qatar	5.250%	1/20/20	53,470	54,639
6	State of Qatar	2.375%	6/2/21	55,255	54,079
6	State of Qatar	3.875%	4/23/23	72,530	73,496
6	State of Qatar	5.103%	4/23/48	30,000	31,611
6	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	37,874
6	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	36,632
Total Sovereign Bonds (Cost $1,849,130)					1,831,543
Taxable Municipal Bonds (3.1%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	27,625	37,597
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	28,955	41,139
	California GO	5.700%	11/1/21	15,655	16,838
	California GO	7.500%	4/1/34	5,845	7,965
	California GO	7.550%	4/1/39	32,345	46,336
	California GO	7.300%	10/1/39	4,460	6,122
	California GO	7.350%	11/1/39	61,000	84,210
	California GO	7.625%	3/1/40	1,035	1,474
	California GO	7.600%	11/1/40	42,545	61,954
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	4,445	5,343
	Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	14,590	15,094
	Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	13,390	17,089
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	1,790	2,174
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	24,650	31,490
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	59,990	76,637
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	29,165
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,692
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	78,684
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	61,325	64,835
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	7,448	8,175
	Houston TX GO	6.290%	3/1/32	16,050	18,927
	Illinois GO	5.100%	6/1/33	45,890	43,753
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	20,738
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	44,540	48,920
	Los Angeles CA Community College District GO	6.750%	8/1/49	12,915	18,673
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	28,590	39,644
	Los Angeles CA Unified School District GO	5.750%	7/1/34	26,590	31,464
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	11,000	14,668
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	12,005	15,025
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	18,368
	Municipal Electric Authority of Georgia	4.430%	1/1/22	7,795	7,958

	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	40,826
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,732
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	1,870
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	12,820	16,438
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	2,655	3,527
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,449
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	20,848
	New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	35,128
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	113,235	111,674
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	31,790	43,745
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	14,510	18,037
13	Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,190
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	9,605	10,967
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	5,665	6,878
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	58,000	59,010
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	10,910	11,847
	Princeton University New Jersey GO	5.700%	3/1/39	13,020	16,738
	Regents of the University of California Revenue	3.063%	7/1/25	49,360	48,715
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	6,175	8,062
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	13,943
	University of California Regents Medical Center Revenue	6.548%	5/15/48	20,485	27,011
	University of California Regents Medical Center Revenue	6.583%	5/15/49	18,160	24,020
	University of California Revenue	4.601%	5/15/31	19,390	20,818
	University of California Revenue	5.770%	5/15/43	23,675	28,486
	University of California Revenue	4.765%	5/15/44	4,740	5,011
	University of California Revenue	3.931%	5/15/45	18,275	17,759
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	28,325	28,343
14	Wisconsin GO	5.700%	5/1/26	9,000	10,002
Total Taxable Municipal Bonds (Cost $1,431,627)					1,570,225

				Shares
Common Stocks (36.9%)
Communication Services (2.6%)
	Verizon Communications Inc.			12,999,115	730,810
	Comcast Corp. Class A			11,451,519	389,924
	BCE Inc.			4,306,272	170,113
					1,290,847
Consumer Discretionary (1.2%)
	Home Depot Inc.			1,457,790	250,478

McDonald’s Corp.	1,370,509	243,361
Cie Generale des Etablissements Michelin SCA	972,252	95,696
		589,535
Consumer Staples (4.5%)
Unilever NV	7,413,579	398,851
Philip Morris International Inc.	5,821,587	388,649
Coca-Cola Co.	7,684,788	363,875
Procter & Gamble Co.	3,073,087	282,478
PepsiCo Inc.	2,109,536	233,061
Mondelez International Inc. Class A	4,809,011	192,505
Nestle SA	1,973,153	160,147
Kraft Heinz Co.	3,497,823	150,546
Sysco Corp.	1,067,256	66,874
		2,236,986
Energy (4.1%)
Chevron Corp.	4,233,852	460,601
Suncor Energy Inc.	13,350,176	373,404
Exxon Mobil Corp.	5,454,445	371,939
^ TransCanada Corp.	6,280,834	224,283
Kinder Morgan Inc.	11,973,783	184,157
Occidental Petroleum Corp.	2,448,752	150,304
Canadian Natural Resources Ltd.	4,369,908	105,446
Schlumberger Ltd.	2,666,898	96,222
Phillips 66	1,065,474	91,790
		2,058,146
Financials (5.6%)
JPMorgan Chase & Co.	8,418,311	821,796
Wells Fargo & Co.	7,823,530	360,508
MetLife Inc.	8,092,731	332,288
Travelers Cos. Inc.	1,672,015	200,224
Bank of America Corp.	7,883,151	194,241
Chubb Ltd.	1,417,460	183,107
M&T Bank Corp.	1,191,350	170,518
BB&T Corp.	3,830,357	165,931
PNC Financial Services Group Inc.	1,151,817	134,659
American International Group Inc.	3,176,250	125,176
Bank of Nova Scotia	1,495,232	74,567
BlackRock Inc.	184,362	72,421
		2,835,436
Health Care (6.9%)
Pfizer Inc.	15,785,435	689,034
Johnson & Johnson	5,269,718	680,057
Merck & Co. Inc.	5,530,242	422,566
Eli Lilly & Co.	3,451,259	399,380
Medtronic plc	3,955,391	359,782
Novartis AG	3,280,424	280,950
Bristol-Myers Squibb Co.	4,591,161	238,649
Roche Holding AG	919,594	228,297
Koninklijke Philips NV	5,505,419	193,017
		3,491,732
Industrials (2.9%)
Caterpillar Inc.	2,260,179	287,201
Lockheed Martin Corp.	1,064,329	278,684
Eaton Corp. plc	3,784,109	259,817
Union Pacific Corp.	1,826,368	252,459

	3M Co.			1,089,594	207,611
	BAE Systems plc			25,797,682	150,889
					1,436,661
	Information Technology (3.7%)
	Cisco Systems Inc.			14,316,276	620,324
	Intel Corp.			9,402,629	441,265
	Analog Devices Inc.			4,097,387	351,679
	QUALCOMM Inc.			3,365,287	191,518
	Maxim Integrated Products Inc.			3,149,619	160,158
	KLA-Tencor Corp.			832,480	74,499
					1,839,443
	Materials (1.3%)
	DowDuPont Inc.			6,802,899	363,819
^	Nutrien Ltd.			3,661,693	172,100
	International Paper Co.			2,233,500	90,144
	LyondellBasell Industries NV Class A			565,891	47,059
					673,122
	Real Estate (0.6%)
	Crown Castle International Corp.			2,773,153	301,247

	Utilities (3.5%)
	Dominion Energy Inc.			4,475,867	319,845
	Duke Energy Corp.			2,890,898	249,485
	NextEra Energy Inc.			1,346,720	234,087
	Eversource Energy			3,559,139	231,486
	Sempra Energy			2,057,469	222,598
	American Electric Power Co. Inc.			2,886,425	215,731
	Xcel Energy Inc.			2,691,763	132,623
	Exelon Corp.			2,163,427	97,571
	Edison International			1,173,546	66,622
					1,770,048
	Total Common Stocks (Cost $14,859,581)				18,523,203

		Coupon		Shares
	Temporary Cash Investments (0.3%)
	Money Market Fund (0.3%)
15,16	Vanguard Market Liquidity Fund	2.530%		1,519,951	151,995

			Maturity Date	Face Amount ($000)
	Repurchase Agreements (0.0%)
	Bank of America Securities, LLC (Dated 12/31/18, Repurchase Value $900,000, collateralized by Government National Mortgage Assn., 4.000%, 11/20/48, with a value of $918,000	3.000%	1/2/19	900	900
	Deutsche Bank Securities, Inc. (Dated 12/31/18, Repurchase Value $200,000, collateralized by Federal Farm Credit Bank, 3.150%, 3/22/27, with a value of $204,000)	2.950%	1/2/19	200	200

HSBC Bank USA (Dated 12/31/18, Repurchase Value $500,000, collateralized by U.S. Treasury Bill 0.000%, 8/15/19, and U.S. Treasury Note/Bond, 1.000%-6.250%, 11/15/20-2/15/48, with a value of $510,000)	2.900%	1/2/19	500	500
HSBC Bank USA (Dated 12/31/18, Repurchase Value $7,501,000, collateralized by U.S. Treasury Note/Bond, 0.125%-3.375%, 10/31/20-5/15/44, with a value of $7,650,000)	2.950%	1/2/19	7,500	7,500
JP Morgan Securities LLC (Dated 12/31/18, Repurchase Value $500,000, collateralized by U.S. Treasury Bill 0.000%, 1/3/19, and U.S. Treasury Note/Bond, 2.500%, 3/31/23, with a value of $510,000)	2.950%	1/2/19	500	500
Natixis (Dated 12/31/18, Repurchase Value $2,000,000, collateralized by U.S. Treasury Note/Bond, 2.750%-7.625%, 8/15/21-7/31/25, with a value of $2,040,000)	2.900%	1/2/19	2,000	2,000
Nomura International plc (Dated 12/31/18, Repurchase Value $500,000, collateralized by U.S. Treasury Note/Bond, 2.375%, 1/15/27, with a value of $510,000)	2.950%	1/2/19	500	500
RBC Capital Markets LLC (Dated 12/31/18, Repurchase Value $5,201,000, collateralized by U.S. Treasury Note/Bond 0.125%, 4/15/19, with a value of $5,304,000)	2.920%	1/2/19	5,200	5,200
RBC Capital Markets LLC (Dated 12/31/18, Repurchase Value $1,800,000, collateralized by Federal Home Loan Mortgage Corp., 4.000%, 4/1/47, and Federal National Mortgage Assn., 5.000%, 1/1/49, with a value of $1,836,000)	3.000%	1/2/19	1,800	1,800
				19,100
Total Temporary Cash Investments (Cost $171,087)				171,095
Total Investments (99.9%) (Cost $46,844,778)				50,192,201
Other Assets and Liabilities-Net (0.1%)[16]				35,959
Net Assets (100%)				50,228,160

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $145,253,000.
1	Securities with a value of $6,212,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $4,406,000 have been segregated as collateral for open forward currency contracts.
3	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $6,302,983,000, representing 12.5% of net assets.

7	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
8	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
9	Adjustable-rate security.
10	Face amount denominated in Canadian dollars.
11	Guaranteed by the Government of Japan.
12	Face amount denominated in Japanese yen.
13	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
16	Includes $151,962,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation )
Long Futures Contracts
5-Year U.S. Treasury Note	March 2019	10,901	1,250,209	20,367
2-Year U.S. Treasury Note	March 2019	814	172,822	1,115
				21,482

Short Futures Contracts
10-Year U.S. Treasury Note	March 2019	(4,504)	(549,558)	(12,953)
Ultra Long U.S. Treasury Bond	March 2019	(1,671)	(268,457)	(14,344)
				(27,297)
				(5,815)

Forward Currency Contracts

		Contract Amount (000)
Counterparty	Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation ($000	) )
J.P. Morgan Chase Bank, N.A.	1/9/19	USD	163,834	JPY	18,440,450	(4,535)
BNP Paribas	1/3/19	USD	70,518	CAD	93,695	1,881
Citibank, N.A.	2/12/19	USD	64,794	JPY	7,300,000	(2,036)
J.P. Morgan Chase Bank, N.A.	2/12/19	USD	64,583	JPY	7,300,000	(2,247)
						(6,937)

Wellesley Income Fund

CAD—Canadian dollar.

JPY—Japanese yen.

USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

Reference Entity	Termination Date	Counter- party	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Received (Paid) ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
General Electric Co.	12/20/23	GSI	17,250	(1.000)	721	(520)	201
General Electric Co.	12/20/23	GSI	14,375	(1.000)	601	(647)	(46)
General Electric Co.	12/20/23	GSI	11,500	(1.000)	481	(542)	(61)
General Electric Co.	12/20/23	GSI	8,000	(1.000)	334	(340)	(6)
General Electric Co.	12/20/23	GSI	5,750	(1.000)	240	(260)	(20)
General Electric Co.	12/20/23	GSI	4,800	(1.000)	201	(206)	(5)
General Electric Co.	12/20/23	GSI	3,200	(1.000)	134	(189)	(55)
General Electric Co.	12/20/23	GSI	2,875	(1.000)	120	(135)	(15)
					2,832	(2,839)	(7)

1 Periodic premium received/paid quarterly.

GSI—Goldman Sachs International.

At December 31, 2018, a counterparty had deposited in a segregated account securities with a value of $3,116,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service,

Wellesley Income Fund

monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Wellesley Income Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Wellesley Income Fund

F. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

G. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

H. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Wellesley Income Fund

I. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	4,094,985	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,388,255	—
Corporate Bonds	—	22,612,895	—
Sovereign Bonds	—	1,831,543	—
Taxable Municipal Bonds	—	1,570,225	—
Common Stocks	17,414,207	1,108,996	—
Temporary Cash Investments	151,995	19,100	—
Futures Contracts—Assets[1]	2,840	—	—
Futures Contracts—Liabilities[1]	(2,751)	—	—
Forward Currency Contracts—Assets	—	1,881	—
Forward Currency Contracts—Liabilities	—	(8,818)	—
Swap Contracts—Assets	—	201	—
Swap Contracts—Liabilities	—	(208)	—
Total	17,566,291	32,619,055	—

1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

VANGUARD WELLESLEY INCOME FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.